SHARE CAPITAL AND SHARE-BASED PAYMENTS - Changes in Stock Options Issued (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares) | shares	3,038,707	3,193,106
Granted (in shares) | shares	489,305	798,020
Assumed in connection with the acquisition (in shares) | shares	0	809,286
Exercised (in shares) | shares	(440,317)	(1,181,387)
Forfeited (in shares) | shares	(111,335)	(580,318)
Outstanding, ending balance (in shares) | shares	2,976,360	3,038,707
Beginning balance (C$ per share) | $	$ 8.52	$ 8.97
Granted (C$ per share) | $	12.50	7.19
Assumed in connection with the acquisition (C$ per share) | $	0.00	6.35
Exercised (C$ per share) | $	(6.60)	(7.28)
Forfeited (C$ per share) | $	(11.25)	(8.70)
Ending balance (C$ per share) | $	$ 9.35	$ 8.52